Assets and Liabilities in and Results of Discontinued Operations - Table 3 & 4 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net operating revenues									$ 95.7	$ 123.7	$ 144.0
Less: Provision for doubtful accounts									(1.5)	(2.4)	(3.0)
Net operating revenues less provision for doubtful accounts									94.2	121.3	141.0
Costs and expenses									66.3	106.4	133.0
Income (loss) from discontinued operations									21.1	14.3	4.0
Gain (loss) on disposal of assets of discontinued operations									0	(1.2)	0.3
Gain on divestitures of LTCHs/divisions									65.6	0	13.4
Income tax (expense) benefit									(37.9)	(4.0)	0.7
Income from discontinued operations, net of tax	(5.0)	34.7	1.6	17.5	1.3	3.2	3.3	1.3	48.8	9.1	18.4
Surgery Centers Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net operating revenues									5.0	0.5	7.4
Less: Provision for doubtful accounts									0	0	(0.3)
Net operating revenues less provision for doubtful accounts									5.0	0.5	7.1
Costs and expenses									(0.5)	0.7	3.6
Income (loss) from discontinued operations									5.5	(0.2)	3.5
Gain (loss) on disposal of assets of discontinued operations									0	0	0.7
Gain on divestitures of LTCHs/divisions									0	0	13.4
Income tax (expense) benefit									(2.0)	0.1	0.4
Income from discontinued operations, net of tax									3.5	(0.1)	18.0
Outpatient Division [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net operating revenues									12.8	0.5	0.5
Less: Provision for doubtful accounts									0	0	0
Net operating revenues less provision for doubtful accounts									12.8	0.5	0.5
Costs and expenses									(0.4)	(3.5)	7.7
Income (loss) from discontinued operations									13.2	4.0	(7.2)
Income tax (expense) benefit									(4.8)	(1.4)	0
Income from discontinued operations, net of tax									$ 8.4	$ 2.6	$ (7.2)